Average Annual Total Returns (Total Return Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Return:
One Year	6.54%
Five Year	5.80%
Ten Year	5.84%
Series I, Total Return Trust
Average Annual Return:
One Year	7.72%
Five Year	7.18%
Ten Year	6.59%
Date of Inception	May 01, 1999
Series II, Total Return Trust
Average Annual Return:
One Year	7.48%
Five Year	6.94%
Ten Year	6.41%
Date of Inception	Jan. 28, 2002
Series NAV, Total Return Trust
Average Annual Return:
One Year	7.81%
Five Year	7.22%
Ten Year	6.62%
Date of Inception	Feb. 28, 2005